Share-based compensation plans	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Share-based compensation plans
Note 10: Share-based compensation plans

Our employee share-based compensation plans consist of our employee stock purchase plan and our stock incentive plan. Effective April 30, 2008, our shareholders approved a new stock incentive plan, simultaneously terminating our previous plan. Under the new plan, 4.0 million shares of common stock were reserved for issuance, with 2.0 million shares remaining available for issuance as of December 31, 2010. Under the plan, full value awards such as restricted stock, restricted stock units and share-based performance awards reduce the number of shares available for issuance by a factor of 2.29, or if such an award were forfeited or terminated without delivery of the shares, the number of shares that again become eligible for issuance would be multiplied by a factor of 2.29. We currently have non-qualified stock options, restricted stock units and restricted share awards outstanding under our current and previous plans. See the employee share-based compensation policy in Note 1 for our policies regarding the recognition of compensation expense for employee share-based awards.

The following amounts were recognized in our consolidated statements of income for share-based compensation awards:

(in thousands)	2010	2009	2008
Stock options	$2,967	$3,213	$4,296
Restricted shares and restricted stock units	2,866	3,135	4,987
Employee stock purchase plan	317	315	400
Total share-based compensation expense	$6,150	$6,663	$9,683
Income tax benefit	$(2,123)	$(2,375)	$(3,475)

As of December 31, 2010, the total compensation expense for unvested awards not yet recognized in our consolidated statements of income was $4.1 million, net of the effect of estimated forfeitures. This amount is expected to be recognized over a weighted-average period of 1.7 years.

Non-qualified stock options – All options allow for the purchase of shares of common stock at prices equal to the stock’s market value at the date of grant. Options become exercisable beginning one year after the grant date, with one-third vesting each year over three years. Options may be exercised up to seven years following the date of grant. In the case of qualified retirement, death, disability or involuntary termination without cause, options vest immediately and the period over which the options can be exercised is shortened. Employees forfeit unvested options when they voluntarily terminate their employment with the company, and they have up to three months to exercise vested options before they are cancelled. In the case of involuntary termination with cause, the entire unexercised portion of the award is cancelled. All options may vest immediately upon a change of control, as defined in the award agreement. The following weighted-average assumptions were used in the Black-Scholes option pricing model in determining the fair value of stock options granted:

	2010	2009	2008
Risk-free interest rate (%)	2.2	1.6	3.0
Dividend yield (%)	3.2	3.4	3.8
Expected volatility (%)	54.0	44.2	33.2
Weighted-average option life (years)	4.8	4.6	4.6

The risk-free interest rate for periods within the expected option life is based on the U.S. Treasury yield curve in effect at the grant date. Expected volatility is based on the historical volatility of our stock.

Information regarding options issued under the current and all previous plans was as follows:

	Number of option shares	Weighted- average exercise price	Aggregate intrinsic value (in thousands)	Weighted- average remaining contractual term (in years)
Outstanding at December 31, 2007	3,284,229	$36.85
Granted	662,164	22.15
Exercised	(19,164)	20.24
Forfeited or expired	(821,834)	38.05
Outstanding at December 31, 2008	3,105,395	33.50
Granted	789,462	9.75
Exercised	(2,700)	9.73
Forfeited or expired	(1,050,870)	39.68
Outstanding at December 31, 2009	2,841,287	24.64
Granted	694,994	18.37
Exercised	(185,074)	11.08
Forfeited or expired	(438,291)	33.94
Outstanding at December 31, 2010	2,912,916	22.60	$10,881	4.0

Exercisable at December 31, 2008	1,977,119	$37.43
Exercisable at December 31, 2009	1,642,766	30.60
Exercisable at December 31, 2010	1,674,841	27.66	$1,895	2.8

The weighted-average grant-date fair value of options granted was $6.86 per share for 2010, $2.82 per share for 2009 and $4.92 per share for 2008. The intrinsic value of a stock award is the amount by which the fair value of the underlying stock exceeds the exercise price of the award. The total intrinsic value of options exercised was $1.8 million for 2010, $16,000 for 2009 and $0.1 million for 2008.

Restricted stock units – Certain management employees have the option to receive a portion of their bonus payment in the form of restricted stock units. When employees elect this payment method, we provide an additional matching amount of restricted stock units equal to one-half of the restricted stock units earned under the bonus plan. These awards vest two years from the date of grant. In the case of approved retirement, death, disability or change of control, the units vest immediately. In the case of involuntary termination without cause or voluntary termination, employees receive a cash payment for the units earned under the bonus plan, but forfeit the company-provided matching amount.

In addition to awards granted to employees, non-employee members of our board of directors can elect to receive all or a portion of their fees in the form of restricted stock units. Directors are issued shares in exchange for the units upon the earlier of the tenth anniversary of February 1st of the year following the year in which the non-employee director ceases to serve on the board or such other objectively determinable date pre-elected by the director.

Each restricted stock unit is convertible into one share of common stock upon completion of the vesting period. Information regarding our restricted stock units was as follows:

	Number of units	Weighted- average grant date fair value	Aggregate intrinsic value (in thousands)	Weighted- average remaining contractual term (in years)
Outstanding at December 31, 2007	53,110	$32.73
Granted	102,991	23.42
Vested	(10,720)	25.79
Outstanding at December 31, 2008	145,381	26.65
Granted	17,248	12.27
Vested	(39,685)	24.04
Forfeited	(2,636)	25.57
Outstanding at December 31, 2009	120,308	25.48
Granted	34,134	19.85
Vested	(68,607)	25.57
Outstanding at December 31, 2010	85,835	23.58	$1,976	8.1

Of the awards outstanding as of December 31, 2010, 9,482 restricted stock units were classified as liabilities in our consolidated balance sheet at a value of $0.2 million. As of December 31, 2010, these units had a fair value of $23.02 per unit and a weighted-average remaining contractual term of 1.1 year.

The total intrinsic value of restricted stock units vesting was $1.1 million for 2010, $0.6 million for 2009 and $0.1 million for 2008. We made cash payments to settle share-based liabilities of $2,000 in 2008. During 2010 and 2009, we did not settle any share-based liabilities in cash.

Restricted shares – Our restricted share awards have a set vesting period at which time the restrictions on the shares lapse. The vesting period on these awards currently ranges from one to three years. The restrictions lapse immediately in the case of qualified retirement, death or disability. In the case of involuntary termination without cause or a change of control, restrictions on a pro-rata portion of the shares lapse based on how much of the vesting period has passed. In the case of voluntary termination of employment or termination with cause, the unvested restricted shares are forfeited.

Information regarding unvested restricted shares was as follows:

	Number of shares	Weighted- average grant date fair value
Unvested at December 31, 2007	504,133	$29.78
Granted	242,993	22.08
Vested	(245,331)	30.46
Forfeited	(48,866)	27.48
Unvested at December 31, 2008	452,929	25.53
Granted	44,257	14.81
Vested	(205,685)	25.19
Forfeited	(23,292)	25.82
Unvested at December 31, 2009	268,209	24.00
Granted	52,400	20.00
Vested	(131,340)	26.01
Forfeited	(7,595)	21.83
Unvested at December 31, 2010	181,674	21.48

The total fair value of restricted shares vesting was $2.6 million for 2010, $2.5 million for 2009 and $5.2 million for 2008.

Employee stock purchase plan – During 2010, 109,496 shares were issued under this plan at prices of $15.82 and $17.49. During 2009, 173,568 shares were issued under this plan at prices of $9.80 and $13.30. During 2008, 156,157 shares were issued under this plan at prices of $20.69 and $12.16.